Expense Example - Oberweis Focused International Growth Fund - Oberweis Focused International Growth Fund	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	$ 2,586